EQUITY (Details 4) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Currency translation adjustment [Abstract]
Other comprehensive income (loss) before reclassifications, currency translation adjustments	$ 856,000,000	$ 227,000,000
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	(52,000,000)	3,000,000
Net other comprehensive income (loss) before tax, currency translation adjustments	804,000,000	230,000,000
Income tax related to items of other comprehensive income (loss), currency translation adjustments	0	(33,000,000)
Net other comprehensive income (loss) after tax, currency translation adjustment	804,000,000	197,000,000
Unrealized gain (loss) from available-for-sale securities
Other comprehensive income (loss) before reclassifications, available-for-sale-securities	76,000,000	(364,000,000)
Gains on marketable securities, included in financial expenses - net	(44,000,000)	98,000,000
Net other comprehensive income (loss) before tax, available-for-sale-securities	32,000,000	(266,000,000)
Income tax related to items of other comprehensive income (loss), available-for-sale-securities	5,000,000	1,000,000
Net other comprehensive income (loss) after tax, available-for-sale-securities	37,000,000	(265,000,000)
Unrealized gain (loss) on derivative financial instruments
Other comprehensive income (loss) before reclassifications, cash flow hedges	(82,000,000)	(523,000,000)
Loss on derivative financial instruments, included in net revenues	13,000,000	2,000,000
Net other comprehensive income (Loss) before tax, cash flow hedges	(69,000,000)	(521,000,000)
Income tax related to items of other comprehensive income (loss), cash flow hedges	0	0
Net other comprehensive income (loss) after tax, cash flow hedges	(69,000,000)	(521,000,000)
Defined benefit plan items
Other comprehensive income (loss) before reclassifications, defined benefit plan	(9,000,000)	0
Loss on defined benefit plans, included in various statement of income items	1,000,000	0
Net other comprehensive income (loss) before tax, defined benefit plan	(8,000,000)	0
Income tax related to items of other comprehensive income (loss), defined benefit plan	(5,000,000)	0
Net other comprehensive income (loss) after tax, defined benefit plan	(13,000,000)	0
Other comprehensive income (loss) before reclassifications	841,000,000	(660,000,000)
Reclassification From Accumulated Other Comprehensive Income Current Period Before Tax
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	(52,000,000)	3,000,000
Gains on marketable securities, included in financial expenses - net	(44,000,000)	98,000,000
Loss on derivative financial instruments, included in net revenues	13,000,000	2,000,000
Loss on defined benefit plans, included in various statement of income items	1,000,000	0
Amounts reclassified from accumulated other comprehensive loss before tax	(82,000,000)	103,000,000
Net other comprehensive income (loss) before tax	759,000,000	(557,000,000)
Income tax related to items of other comprehensive income (loss)	0	(32,000,000)
Net other comprehensive income (loss) after tax	$ 759,000,000	$ (589,000,000)